Other Assets - Summary of Other Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Miscellaneous non-current assets [abstract]
Intangible assets	¥ 11,156		¥ 10,988
Prepaid rental for premises, transmission lines and electricity cables	2,260		2,812
Direct incremental costs for activating broadband and IPTV subscribers	0		4,522
Receivables for sales of mobile handsets, net of allowance			753
VAT recoverable	424		596
Others	805		1,050
Total	¥ 14,645	$ 2,130	¥ 20,721